FAIR VALUE DISCLOSURES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Loans Held-for-sale, Fair Value Disclosure	$ 41.1	$ 13.7
Financing Receivable, Held-for-Sale	35.5	12.7
Fair Value, Option, Aggregate Differences, Loans and Long-term Receivables	5.6	$ 0.9
Fair Value, Option, Changes in Fair Value, Gain (Loss)	$ 4.6